Cost of Services	6 Months Ended
Jun. 30, 2024
Cost of Services [Abstract]
COST OF SERVICES
23	COST OF SERVICES

	Six months ended June 30, 2023	Six months ended June 30, 2024
	RM	RM	USD
Consultant fee	5,676,167	3,465,205	734,589
IT expenses	180,669	42,003	8,904
Training costs	192,398	47,635	10,098
Others	-	426,720	90,461
Total	6,049,234	3,981,563	844,052

The “consultant fee” refers to the Group’s costs incurred from assisting its clients, in engaging all the relevant professionals required during the listing process, including but not limited to legal counsel, auditors, finance consultants, the US capital markets consultant, which such consultant fee payment shall be included and be treated as part of our consultation services for its clients during the IPO’s process.